Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

		2019	2018
	Footnotes	$m	$m
Goodwill		5,590	12,986
Present value of in-force long-term insurance business		8,945	7,149
Other intangible assets	1	5,628	4,222
At 31 Dec		20,163	24,357

1
Included within other intangible assets is internally generated software with a net carrying value of $4,829m (2018: $3,632m). During the year, capitalisation of internally generated software was $2,086m (2018: $1,781m) and amortisation was $947m (2018: $687m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2019	2018
	$m	$m
Gross amount
At 1 Jan	22,180	22,902
Exchange differences	(154)	(617)
Other	58	(105)
At 31 Dec	22,084	22,180
Accumulated impairment losses
At 1 Jan	(9,194)	(9,314)
Impairment losses	(7,349)	—
Exchange differences	49	120
At 31 Dec	(16,494)	(9,194)
Net carrying amount at 31 Dec	5,590	12,986

Movements in PVIF
		2019	2018
	Footnotes	$m	$m
As at 31 Dec 2017		7,149	6,610
Impact on transition to IFRS 9		NA	(78)
At 1 Jan		7,149	6,532
Change in PVIF of long-term insurance business		1,749	673
– value of new business written during the year		1,225	1,117
– expected return	1	(836)	(719)
– assumption changes and experience variances (see below)		1,378	292
– other adjustments		(18)	(17)
Exchange differences and other movements		47	(56)
At 31 Dec		8,945	7,149

1	‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

Disclosure impairment results and key assumptions in VIU calculation

Impairment results and key assumptions in VIU calculation – impaired CGUs
	Carrying amount	of which goodwill	Value in use	Impairment	Discount rate	Growth rate beyond initial cash flow projections
	$bn	$bn	$bn	$bn	%	%
Cash-generating unit
GB&M	60.7	4.0	55.8	4.0	9.5	2.0
Europe – CMB	20.0	2.5	17.5	2.5	9.5	1.8
North America – GPB	0.9	0.4	0.5	0.4	9.5	2.1
Latin America – CMB	1.3	0.3	1.0	0.3	17.0	3.6
Middle East and North Africa – CMB	2.6	0.1	1.5	0.1	13.3	2.4
2019 impairment recognised				7.3

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 31 December 2019
	Goodwill at 31 Dec 2019	Discount rate	Growth rate beyond initial cash flow	Goodwill at 1 Jul 2019	Discount rate	Nominal growth rate beyond initial cash flow projections	Goodwill at 1 Jul 2018	Discount rate	Nominal growth rate beyond initial cash flow projections
	$m	%	%	$m	%	%	$m	%	%
Cash-generating unit Europe – RBWM	3,464	8.3	1.7	3,496	8.3	3.2	3,565	8.1	3.8

Sensitivity of VIU to reasonably possible changes in key assumptions and changes to current assumptions to achieve nil headroom
Europe – RBWM
In $ billions (unless otherwise stated)	$bn
At 31 December 2019
Carrying amount	10.1
VIU	16.7
Impact on VIU
100 bps increase in the discount rate – single variable	(2.3)
30% decrease in cash flow projections – single variable	(5.6)
Cumulative impact of all changes	(7.1)
Changes to key assumption to reduce headroom to NIL – single variable
Discount rate – bps	397
Cash flows – %	(39.4)

	Input	Key assumptions	Associated risks	Reasonably possible change
Cash-generating unit
Europe – RBWM	Cash flow projections	• Level of interest rates and yield curves. • Competitors’ position within the market. • Level and change in unemployment rates.	• Uncertain regulatory environment. • Customer remediation and regulatory actions.	• Cash flow projections decrease by 30%. This does not result in an impairment.
	Discount rate	• Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	• External evidence suggests that the rate used is not appropriate to the business.	• Discount rate increases by 100 bps. This does not result in an impairment.

Disclosure of assumptions for long-duration contracts

	2019		2018
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	1.84	0.44	2.29	1.52
Weighted average risk discount rate	5.44	1.27	5.90	2.35
Expense inflation	3.00	1.70	3.00	1.70

1	For 2019, the calculation of France’s PVIF assumes a risk discount rate of 1.27% (2018: 2.35%) plus a risk margin of $130m (2018: $109m).